Supplementary Balance Sheet Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable other:
Accounts receivable other	$ 577	$ 560
Interest Receivable [Member]
Accounts receivable other:
Accounts receivable other	70	85
Government institutions [Member]
Accounts receivable other:
Accounts receivable other	213	229
Employees [Member]
Accounts receivable other:
Accounts receivable other	47	19
Sundry [Member]
Accounts receivable other:
Accounts receivable other	$ 247	$ 229